Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 794	$ 572
Provision for credit losses
Originations	27	23
Maturities	(17)	(11)
Changes in risk, parameters and exposures	67	61
Write-offs	(6)	(4)
Recoveries	3	2
Exchange rate and other	(23)	(7)
Balance at end of period	845	636
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	276	215
Provision for credit losses
Transfers to Stage 1	44	25
Transfers to Stage 2	(12)	(4)
Transfers to Stage 3	(3)	(1)
Originations	27	23
Maturities	(8)	(5)
Changes in risk, parameters and exposures	(51)	(37)
Exchange rate and other	(1)	2
Balance at end of period	272	218
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	204	126
Provision for credit losses
Transfers to Stage 1	(42)	(25)
Transfers to Stage 2	13	6
Transfers to Stage 3	(13)	(14)
Maturities	(9)	(6)
Changes in risk, parameters and exposures	63	69
Exchange rate and other	(1)	2
Balance at end of period	215	158
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	314	231
Provision for credit losses
Transfers to Stage 1	(2)
Transfers to Stage 2	(1)	(2)
Transfers to Stage 3	16	15
Changes in risk, parameters and exposures	55	29
Write-offs	(6)	(4)
Recoveries	3	2
Exchange rate and other	(21)	(11)
Balance at end of period	$ 358	$ 260